Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2021
Trade accounts receivable
Summary of trade accounts receivable are from third parties

in EUR	12/31/2021
Total gross carrying amount	32,120,019
Carrying amount of trade receivables subject to factoring (FVTPL)	(2,420,512)
Total gross carrying amount AC	29,699,508
Expected credit loss (Stage 2 & 3)	(992,460)
Total net carrying amount trade accounts receivables	28,707,048

Schedule of expected credit loss rates and recognized loss impairments

		Trade Receivables
		Days Past Due
December 31, 2021 in EUR	Current	<30 Days	31 ‑ 60 Days	61 ‑ 90 Days	91 ‑ 120 Days	>120 Days	Total
Total gross carrying amount	15,537,575	7,559,486	2,847,052	2,142,988	123,295	1,489,112	29,699,508
Expected credit loss (Stage 2)	(65,921)	(54,791)	(52,361)	(71,876)	(8,653)	(74,941)	(328,543)
Loss from credit impaired trade accounts receivables (Stage 3)	—	—	—	—	—	(663,917)	(663,917)
Total net carrying amount trade accounts receivables	—	—	—	—	—	—	28,707,048

		Trade Receivables
		Days Past Due
December 31, 2020 in EUR	Current	<30 Days	31 ‑ 60 Days	61 ‑ 90 Days	91 ‑ 120 Days	>120 Days	Total
Total gross carrying amount	20,440,906	3,193,352	243,574	704,697	303,789	2,200,380	27,086,699
Expected credit loss (Stage 2)	(72,865)	(36,393)	(14,984)	(16,166)	(13,574)	(40,830)	(194,813)
Loss from credit impaired trade accounts receivables (Stage 3)	—	—	—	—	—	(514,066)	(514,066)
Total net carrying amount trade accounts receivables	—	—	—	—	—	—	26,377,820

Schedule of allowances of the trade accounts receivable

in EUR
Balance at January 1, 2020	1,369,800
Reversal of impairment loss (Stage 3)	(291,756)
Reversal of provision for expected credit losses (Stage 2)	(335,855)
Currency translation effect	(33,309)
Balance at December 31, 2020	708,880
Reversal of impairment loss (Stage 3)	(240,678)
Reversal of provision for expected credit losses (Stage 2)	(26,574)
Additions	513,043
Currency translation effect	37,790
Balance at December 31, 2021	992,460